CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net loss	[1]	$ (21,308)	$ (128,865)
Other comprehensive income, net of tax:
Unrealized (loss) gain on derivative instruments		8,178	3,581
Foreign currency translation adjustment		20	239
Total other comprehensive (loss) income	[1]	8,198	3,820
Comprehensive loss		(13,110)	(125,045)
Comprehensive income attributable to noncontrolling interests		639	306
Comprehensive loss attributable to shareholders		(13,749)	(125,351)
Accumulating preferred dividends	[1]	(24,208)	(18,513)
Comprehensive loss attributable to common shareholders		$ (37,957)	$ (143,864)

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.